SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 19, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Number Patents Segments $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Common stock, par value | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Warrant liability and embedded derivative liability						$ 623,462		$ 623,462	$ 1,802,375
Amortization method of patents						Straight-line method
Interest rolled into principal							(30,000)
Capitalized software development costs						70,231	0
Advertising costs						3,987	550
Research and development costs		$ 804	$ 73,843	$ 7,055	$ 102,272	$ 187,655	$ 128,044
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares		56,699,000	41,237,000	56,699,000	41,237,000	54,173,000	68,612,000
Number of operating segment | Segments						1
Accumulated deficit		$ (61,149,060)		$ (61,149,060)		$ (59,263,550)	$ (56,331,088)
Receivable of net proceeds					$ 1,154,211	$ 1,153,645	$ 1,327,925
Secured Convertible Debentures	$ 600,000
Bridge Financing [Member]
Restructuring Cost and Reserve [Line Items]
Receivable of net proceeds	$ 461,307
Warrant [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares		21,963,000	9,909,000	21,963,000	9,909,000	22,241,000	32,292,000
Stock Option [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares		20,114,000	18,014,000	20,114,000	18,014,000	18,614,000	22,013,000
Preferred share agreements [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares		7,222,000	13,314,000	7,222,000	13,314,000	13,318,000	14,307,000
Convertible Debentures [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares		4,400,000		4,400,000
Director [Member]
Restructuring Cost and Reserve [Line Items]
Interest rolled into principal						$ 30,000
Patents [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents						1
Number of provisional patent applications pending | Number						3
Amortization method of patents				Straight-line basis
Patents [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents						10
Trademarks [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents						1
Number of provisional patent applications pending | Number						13
Amortization method of patents				Straight-line basis
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment						5 years
Minimum [Member] | Patents [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents				17 years		17 years
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment						7 years
Maximum [Member] | Patents [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents				19 years		19 years